Note 23 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of the components of cash and cash equivalents [text block]
	2023	2022

Bank balances	4,252	4,737
Restricted cash *	2,456	1,998
Cash and cash equivalents	6,708	6,735
Bank overdrafts and short term loans used for cash management purposes @	(17,740)	(5,239)
Net cash and cash equivalents	(11,032)	1,496

Summary quantitative data about entity's exposure to risk [text block]
	Date drawn	Expiry	Repayment term	Principal value	Balance drawn at December 31, 2023
Overdraft facilities and term loans
Stanbic Bank - RTGS$ denomination	September 2023	March 2024	On demand	RTGS$350 million	$Nil
Stanbic Bank - USD denomination	September 2023	March 2024	On demand	$4 million	$3.8 million
Ecobank - USD denomination	November 2022	December 2024	On demand	$5 million	$5 million
Nedbank Zimbabwe - USD denomination	December 2022	April 2024	On demand	$3.5 million	$3.4 million
Nedbank Zimbabwe term loan - USD denomination	April 2023	April 2024	On demand	$3.5 million	$3.5 million
CABS – USD denomination	August 2023	July 2024	On demand	$2 million	$2 million